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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

  For the monthly distribution period from October 1, 2007 to October 31, 2007

                    Commission File Number of issuing entity:
                                  333-131196-09

                            Home Loan Trust 2007-HI1
                   (Exact name of issuing entity as specified
                                 in its charter)

                 Commission File Number of depositor: 333-131196

                Residential Funding Mortgage Securities II, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                 Delaware                                          None
     (State or other jurisdiction of                        (I.R.S. Employer
  incorporation or organization of the                      Identification No.)
             issuing entity)

c/o Residential Funding Company, LLC, as Master
                   Servicer                                         55437
     8400 Normandale Lake Boulevard                                 (Zip Code)
      Minneapolis, Minnesota 55437
 (Address of principal executive offices
                   of
             issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                      Name of
                                                                     exchange
                               Section      Section     Section     (If Section
                                 12(b)       12(g)       15(d)        12(b))
Home Loan-Backed Notes,
Series 2007-HI1, in the
classes specified herein         [___]       [___]       [ X ]    ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___


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                      PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

      The response to Item 1 is set forth in part herein and in part in
Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Home Loan-Backed Notes, Series 2007-HI1 (the "Notes"), dated March 27, 2007, and related Prospectus dated March 21, 2007 (collectively, the "Prospectus"), of the Home Loan Trust 2007-HI1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3 and Class A-4.

                         PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings.

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Nine Months Ended September 30, 2007 are included as Exhibit 99.2 to this Report on Form 10-D, which is incorporated by reference in its entirety herein.

ITEM 8 - Other Information.

Nothing to report.


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ITEM 9 - Exhibits.

      (a)   Documents filed as part of this report.

Exhibit 99.1      November 2007 Monthly Statement to Noteholders.

Exhibit 99.2      Financial Statements of Financial Guaranty Insurance
            Company and Subsidiaries for the Nine Months Ended September 30,
            2007.

      (b)   Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.3 Servicing Agreement, dated as of March 30, 2007 among Residential
            Funding Company, LLC, as master servicer, LaSalle Bank National Association, as indenture trustee, and the Home Loan Trust 2007-HI1, as issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 4.4 Amended and Restated Trust Agreement, dated as of March 30, 2007 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 4.5 Indenture, dated as of March 30, 2007 between Home Loan Trust
            2007-HI1, as issuer, and LaSalle Bank National Association, as indenture trustee, and Appendix A thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.1      Home Loan Purchase Agreement, dated as of March 1, 2007
            between Residential Funding Mortgage Securities II, Inc. and Residential Funding Company, LLC (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.2      Financial Guaranty Insurance Policy, dated March 30, 2007, issued by Financial Guaranty Insurance Company relating to the Home Loan-Backed Notes, Series 2007-HI1, Class A Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 99.1      November 2007 Monthly Statement to Noteholders.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 26, 2007



                              HOME LOAN TRUST 2007-HI1
                              (Issuing entity)

                              By:  Residential Funding Company, LLC, as
Master                                          Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title:  Director


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           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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                                 EXHIBIT 99.2


CONSOLIDATED FINANCIAL STATEMENTS

Financial Guaranty Insurance Company and Subsidiaries
September 30, 2007


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